Goodwill and Other Purchased Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill (Table Amounts)
Balance as of January 1, 2009	$ 12,368	$ 12,376	$ 12,368
Transfers	41		123
Acquisitions			5
Other			3
Balance as of December 31, 2009 and 2010		12,376	12,376	12,368
Purchased Intangible Assets (Table Amounts) [Abstract]
Gross carrying amount		1,805	1,805
Accumulated amortization		(1,613)	(1,542)
Net carrying amount		192	263
Expected amortization for the year ending December 31 (Table Amounts) [Abstract]
2011		38
2012		36
2013		29
2014		16
2015		15
Additional disclosure on Goodwill and Other Intangible Assets (Amounts in Paragraphs)
Goodwill reallocated among sectors	41		123
Weighted-average useful life for purchased intangible assets		17
Aggregate amortization expense		71	74	81
Aerospace Systems
Goodwill (Table Amounts)
Balance as of January 1, 2009	3,748		3,748
Transfers			41
Acquisitions			5
Other			7
Balance as of December 31, 2009 and 2010			3,801
Goodwill Impairment [Abstract]
Accumulated goodwill impairment losses		570	570
Additional disclosure on Goodwill and Other Intangible Assets (Amounts in Paragraphs)
Goodwill reallocated among sectors			41
Electronic Systems
Goodwill (Table Amounts)
Balance as of January 1, 2009	2,428		2,428
Transfers			(26)
Balance as of December 31, 2009 and 2010			2,402
Additional disclosure on Goodwill and Other Intangible Assets (Amounts in Paragraphs)
Goodwill reallocated among sectors			(26)
Information Systems
Goodwill (Table Amounts)
Balance as of January 1, 2009	5,390		5,390
Transfers			(138)
Other			(4)
Balance as of December 31, 2009 and 2010			5,248
Additional disclosure on Goodwill and Other Intangible Assets (Amounts in Paragraphs)
Goodwill reallocated among sectors			(138)
Technical Services
Goodwill (Table Amounts)
Balance as of January 1, 2009	802		802
Transfers			123
Balance as of December 31, 2009 and 2010			925
Additional disclosure on Goodwill and Other Intangible Assets (Amounts in Paragraphs)
Goodwill reallocated among sectors			123
Contract and Program Intangibles
Purchased Intangible Assets (Table Amounts) [Abstract]
Gross carrying amount		1,705	1,705
Accumulated amortization		(1,531)	(1,464)
Net carrying amount		174	241
Other Purchased Intangibles
Purchased Intangible Assets (Table Amounts) [Abstract]
Gross carrying amount		100	100
Accumulated amortization		(82)	(78)
Net carrying amount		$ 18	$ 22